Asset Retirement Obligations	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations
ASSET RETIREMENT OBLIGATIONS

Activity in asset retirement obligations for the years ended December 31, 2014 and 2013 is as follows:

	Year Ended December 31,
(In thousands)	2014	2013
Balance at the beginning of the year	$13,005	$6,175
Additional obligations	34,414	4,518
Assumed through acquisition	29,511	2,003
Accretion expense	2,048	309
Currency translation adjustment	(803)	—
Balance at the end of the year	$78,175	$13,005

The Company does not have any assets that are legally restricted for the purpose of settling our asset retirement obligations as of December 31, 2014 and 2013. Additionally, there were no revisions of the estimated cash flows for our asset retirement obligations for the years ended December 31, 2014, 2013 and 2012.